Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
Property, plant and equipment of December 31, 2021 and 2020 were as follows:

(in thousands)	Estimated useful life (in years)	2021	2020
Land	—	$26,732	$18,903
Buildings and improvements	5-40	371,834	362,902
Machinery and equipment	3-10	343,968	322,379
Computer software	3-10	281,226	260,730
Furniture and office equipment	3-10	106,016	108,339
Construction in progress	—	140,823	116,562
		1,270,599	1,189,815
Less: Accumulated depreciation and amortization		(632,416)	(630,443)
Property, plant and equipment, net		$638,183	$559,372
Asset impairment charges for the years ended December 31, 2020 and 2019 were as follows:

(in thousands)	2020	2019
Machinery and equipment	$77	$9,177
Computer software	—	44,649
Furniture and office equipment	315	4,030
Construction in progress	642	41,870
Total impairment in property, plant and equipment	$1,034	$99,726
During the year ended December 31, 2020, $1.0 million of impairments were related to the 2019 Restructuring program discussed in Note 6 "Restructuring and Impairments". In 2019, $98.5 million of impairments were related to the 2019 Restructuring program while the remaining $1.2 million were related to other identified impairments during the year.
For the years ended December 31, 2021, 2020 and 2019 depreciation and amortization expense totaled $85.4 million, $78.6 million and $86.0 million, respectively. For the years ended December 31, 2021, 2020 and 2019 amortization related to computer software to be sold, leased or marketed totaled $9.2 million, $7.4 million and $18.3 million, respectively. Impairment charges related to computer software to be sold, leased or marketed are included in computer software and construction in progress in the table above and totaled $65.9 million for the year ended December 31, 2019. As of December 31, 2021 and 2020, the unamortized balance of computer software to be sold, leased or marketed was $56.9 million and $50.5 million, respectively.
Repairs and maintenance expense was $16.2 million, $13.8 million and $10.7 million in 2021, 2020 and 2019, respectively. For the year ended December 31, 2021, construction in progress primarily includes amounts related to projects to expand production lines and increase capacity of manufacturing as well as ongoing software development projects. For the years ended December 31, 2021, 2020 and 2019, interest capitalized in connection with construction projects was not significant.